Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepaid Expense And Other Assets Current [Abstract]
Prepaid rental and deposits	¥ 12,737	$ 1,830	¥ 2,799
Prepayments to suppliers and other business related expenses	34,316	4,929	60,548
Receivables related to exercise of employee options	4,003	575	4,101
Costs to fulfill contracts with customers	1,686	242	157
Financial assets — contingent returnable consideration (Note 4)	98,473	14,145	18,211
Long-term receivable from an unrelated party due within one year	6,500	934
Others	5,153	739	3,147
Total	¥ 162,868	$ 23,394	¥ 88,963